SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow
             -----------------------------------------------
Address:     36 Old King's Highway South
             -----------------------------------------------
             Suite 300
             -----------------------------------------------
             Darien, CT  06820
             -----------------------------------------------


Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
       ------------------------------------------------------------------------
Title: Director
       ------------------------------------------------------------------------
Phone: 203-655-6272
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         49
                                                ----------------------
Form 13F Information Table Value Total:         $172,726
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



FORM 13F Report for Quarter Ended September 30, 2003

Name of Reporting Manager:  Edward B. Goodnow
13F File No.: 028-03087

Edward B. Goodnow
                                                       FORM 13F   INFORMATION
                                                VALUE   SHARES/     SH/     PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000 PRN  AMT     PRN     CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------      -----------  ---------------- ---------- --------- ------ ----------- ----------- ----- ------- ---------
ANDREW CORP               Preferred   034425207   1433      10000    SH               SOLE                 10000
AMPHENOL CORP-CL A          Common    032095101   4742      91100    SH               SOLE                 91100
BOWATER INC                 Common    102183100     84       2000    SH               SOLE                  2000
BERKSHIRE HATHAWAY          Common    084670108  27000        360    SH               SOLE                   360
BEAZER HOMES USA            Common    07556Q105   1933      22900    SH               SOLE                 22900
CREDIT ACCEPTANCE           Common    225310101   3007     266117    SH               SOLE                266117
CINCINNATI BELL INC         Common    171871106    204      40000    SH               SOLE                 40000
CIRCOR INTL INC             Common    17273K109   2696     140400    SH               SOLE                140400
CORVEL CORP                 Common    221006109   2294      64600    SH               SOLE                 64600
DOCENT INC                  Common    25608L502   1132     304180    SH               SOLE                304180
DOLLAR GENERAL              Common    256669102   6958     347901    SH               SOLE                347901
ECHOSTAR COMMUN             Common    278762109   9551     249300    SH               SOLE                249300
DEVON ENERGY CORP           Common    25179M103   1928      40000    SH               SOLE                 40000
CALLAWAY GOLF CO            Common    131193104   5497     385200    SH               SOLE                385200
EXULT INC                   Common    302284104   1356     168600    SH               SOLE                168600
GENERAL MOTORS CL H         Common    370442832   5403     377600    SH               SOLE                377600
GENESEE & WYOMING           Common    371559105   4126     174000    SH               SOLE                174000
GYMBOREE CORP               Common    403777105   1007      71500    SH               SOLE                 71500
HALLIBURTON CO              Common    406216101   7219     297700    SH               SOLE                297700
INTERACTIVECORP             Common    45840Q101   9367     282300    SH               SOLE                282300
IDX SYSTEMS CORP            Common    449491109   1537      66500    SH               SOLE                 66500
INTERPOOL INC               Common    46062R108   4990     313650    SH               SOLE                313650
IRON MOUNTAIN INC           Common    462846106   4889     136174    SH               SOLE                136174
INTERN SPEEDWAY             Common    460335201    439      10000    SH               SOLE                 10000
CARMAX INC                  Common    143130102   6173     189000    SH               SOLE                189000
LIBERTY MEDIA CORP          Common    530718105   6301     631983    SH               SOLE                631983
LESCARDEN INC               Common    526867106    121     345000    SH               SOLE                345000
LENNAR CORP                 Common    526057104   3392      43600    SH               SOLE                 43600
LENNAR CORP                 Common    526057302    250       3330    SH               SOLE                  3330
LABORATORY CORP             Common    50540R409   6722     234200    SH               SOLE                234200
LIFELINE SYS INC            Common    532192101   6221     197250    SH               SOLE                197250
LOWES CO                    Common    548661107   4588      88400    SH               SOLE                 88400
STEINWAY MUSICAL INS        Common    858495104     18       1000    SH               SOLE                  1000
VAIL RESORTS INC            Common    91879Q109    429      30000    SH               SOLE                 30000
OVERSTOCK COM INC           Common    690370101   3780     253800    SH               SOLE                253800
PECO ENERGY CO              Common    693304404    298       3800    SH               SOLE                  3800
PLUG PWR INC                Common    72919P103     26       5000    SH               SOLE                  5000
PAYLESS SHOESOURCE I        Common    704379106    129      10000    SH               SOLE                 10000
POWERWAVE TECH              Common    739363109    730     110000    SH               SOLE                110000
PRINCETON REVIEW INC        Common    742352107     32       5000    SH               SOLE                  5000
SEALED AIR CORP             Common    81211K100   9154     193808    SH               SOLE                193808
SEI CORP                    Common    784117103   1628      50024    SH               SOLE                 50024
STANCORP FINL GROUP         Common    852891100    781      13600    SH               SOLE                 13600
SPX CORP                    Common    784635104   4999     110400    SH               SOLE                110400
TJX COMPANIES INC NE        Common    872540109   4068     209500    SH               SOLE                209500
TOMMY HILFIGER CO           Common    G8915Z102   1429     120000    SH               SOLE                120000
TOWER AUTOMOTIVE            Common    891706301    548      20000    SH               SOLE                 20000
TYCO INTERNATIONAL          Common    902124106   1226      60002    SH               SOLE                 60002
YELLOW CORP                 Common    985509108    895      30000    SH               SOLE                 30000